Leases and Commitments - Future maturities of ASC 842 lease liabilities (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Principal Payments
2023	$ 76,285
2023	81,243	$ 177,795
2024	22,909	67,882
2025	598	33,774
2026		751
Total future maturities	181,035	280,202
Imputed Interest Payments
Lessee, Operating Lease, Liability, Undiscounted Excess Amount, Remainder of Fiscal Year	3,545
2023	2,418	7,930
2024	392	3,027
2025		551
Total future maturities	6,355	11,508
Total Payments
Lessee, Operating Lease, Liability, To be Paid Net of Undiscounted Excess Amount, Remainder of Fiscal Year	79,830
2023	83,661	185,725
2024	23,301	34,325
2025	598	70,909
2026		751
Total future maturities	$ 187,390	$ 291,710